Details of Significant Accounts - Schedule of Reason for Share Repurchase and Movements in Number of Treasury Stock (Details) shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2016 TWD ($) shares
Disclosure Of Repurchase Of Treasury Stocks [Abstract]
Beginning balance	$ 276
Disposal | shares	(276)
Beginning balance	$ 36,893
Disposal	$ 36,893